Consolidated Statement of Changes in Equity - USD ($)	Issued Capital	Reserves	Accumulated Losses	Total
Balance at Jun. 30, 2021	$ 45,852,107	$ 6,612,641	$ (43,891,002)	$ 8,573,746
Loss for the period			(5,244,874)	(5,244,874)
Other comprehensive income
Total comprehensive loss for the period			(5,244,874)	(5,244,874)
Shares issued on exercise of options	16,129,282			16,129,282
Options granted
Share based payments		45,509		45,509
Share issue costs	(32,891)			(32,891)
Balance at Dec. 31, 2021	61,948,498	6,658,151	(49,135,876)	19,470,772
Balance at Jun. 30, 2022	86,586,794	8,077,191	(58,794,910)	35,869,075
Loss for the period			(8,529,015)	(8,529,015)
Other comprehensive income
Total comprehensive loss for the period			(8,529,015)	(8,529,015)
Asset acquisition shares issued	49,088,139			49,088,139
Placement shares issued	13,000,000			13,000,000
Shares issued to advisors	2,945,288			2,945,288
Shares issued on exercise of options	2,027			2,027
Options issued to advisors		684,000		684,000
Share based payments		1,639,570		1,639,570
Share issue costs	(780,000)			(780,000)
Balance at Dec. 31, 2022	$ 150,842,248	$ 10,400,761	$ (67,323,925)	$ 93,919,084